13. Derivative Liabilities (Details 1) (Derivative Liabilities, USD $)	3 Months Ended	12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013
Derivative Liabilities
Estimated fair value of underlying common stock	$ 3.00	$ 3.00
Remaining life	3 years 1 month 24 days	3 years 18 days
Risk-free interest rate	0.38%
Expected volatility	142.00%
Dividend yield		0.00%